Shareholder Fees - Crawford Large Cap Dividend Fund	Apr. 30, 2026
CRAWFORD LARGE CAP DIVIDEND FUND - CLASS I
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
CRAWFORD LARGE CAP DIVIDEND FUND - CLASS C
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]

[1]	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.